Average Annual Total Returns - Clearwater International Fund	Clearwater International Fund 1 Year	Clearwater International Fund 5 Years	Clearwater International Fund 10 Years	Clearwater International Fund Return After Taxes on Distributions 1 Year	Clearwater International Fund Return After Taxes on Distributions 5 Years	Clearwater International Fund Return After Taxes on Distributions 10 Years	Clearwater International Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year	Clearwater International Fund Return After Taxes on Distributions and Sales of Fund Shares 5 Years	Clearwater International Fund Return After Taxes on Distributions and Sales of Fund Shares 10 Years	MSCI World Ex U.S.A. Index - Net Dividends (reflects no deduction for expenses) 1 Year	MSCI World Ex U.S.A. Index - Net Dividends (reflects no deduction for expenses) 5 Years	MSCI World Ex U.S.A. Index - Net Dividends (reflects no deduction for expenses) 10 Years
Total	19.02%	10.83%	7.19%	18.58%	10.17%	6.45%	11.75%	8.58%	5.71%	7.59%	7.64%	5.19%